Consolidated Statement of Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Earnings
Products, sales to affiliates	$ 808,834	$ 500,265	$ 543,066